Pear Tree Polaris Small Cap Fund
Pear Tree Polaris Small Cap Fund
Investment Objective:
Maximum long-term capital appreciation.
Fee Table and Expenses of Small Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Polaris Small Cap Fund		Ordinary Shares	Institutional Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses		0.20%	0.20%
Total Annual Fund Operating Expenses		1.55%	1.30%
Fee Waiver and/or Expense Reimbursement	[1]	none	0.12%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		none	1.18%
[1]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2019 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Small Cap Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.

Example

This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Small Cap Fund's operating expenses remain the same as set forth in the table above. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Polaris Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	158	490	845	1,846
Institutional Shares	120	400	702	1,558

Portfolio Turnover

Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Fund's performance. During the most recent fiscal year, Small Cap Fund's portfolio turnover rate was 18 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap issuers. Small Cap Fund considers a small-cap issuer to be a company having at time of purchase a market capitalization between approximately $100 million to $5 billion, as well as one or more collective investment funds (registered, including business development companies ("BDCs") and/or unregistered) that invests at least 80 percent of its net assets in similar securities issued by small cap issuers.

While most assets are typically invested in U.S. common stocks, Small Cap Fund may invest in American Depositary Receipts (ADRs), and foreign stocks traded on U.S. exchanges in keeping with Small Cap Fund's objectives. Fund assets may be invested in growth stocks and value stocks. Small Cap Fund's sub-adviser generally considers growth stocks to be equity securities issued by companies that have sustainable competitive advantages and products or services that potentially could generate significantly greater-than-average revenue and earnings growth. The sub-adviser generally considers value stocks to be equity securities issued by companies that have underappreciated relative to the market but stable earnings and cash flow and where there are visible and imminent inflection points and catalysts that may result in increased earnings and cash flow, driving stock appreciation.

Small Cap Fund's sub-adviser uses proprietary quantitative investment technology combined with traditional, value-based, fundamental research to identify potential investments. The sub-adviser uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 40,000 global companies. The sub-adviser uses these measures to identify companies with the greatest potential for undervalued streams of sustainable free cash flow. The sub-adviser conducts fundamental research, interviewing and visiting with company management and creating detailed financial models on potential portfolio investments. The sub-adviser also maintains a “watch-list” of companies, which may be used if the valuation of a company held in Small Cap Fund's portfolio falls below established limits.

Small Cap Fund's sub-adviser may utilize options on existing security positions or indexes. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.

Small Cap Fund may invest in other derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future. Small Cap Fund also may lend its securities. Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Principal Investment Risks

It is possible to lose money by investing in Small Cap Fund. An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Small Cap Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Small Cap Fund may have substantial investments.

Investment Strategies, Generally, and Quantitative Investment Risk.  Small Cap Fund's investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the portfolio. Small Cap Fund's quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Small Cap Fund may be more volatile than a fund that invests in large-cap stocks.

Growth and Value Stock Investing. Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks carry the risk that the market may not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Foreign Securities.  Small Cap Fund's investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The value of a foreign security may change materially at times when U.S. markets are not open to trading.

Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with foreign equities. In addition, an ADR may not track the price of the underlying foreign security.

Liquidity Risk.  To meet shareholder redemption requests and other cash requirements, Small Cap Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing the fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Sector. Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks of that sector, which may be greater than general market risk.

Investments in Other Collective Investment Funds. To the extent that Small Cap Fund invests in other collective investment funds, such as mutual funds, exchange-traded funds (ETFs), or funds that are sold only to institutional investors, its investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting Small Cap Fund shareholders to some duplication of fees. Collective investment funds that are sold only to institutional investors typically provide more limited redemption rights, and therefore, less liquidity, than mutual funds or ETFs, which typically provide same-day or next-day liquidity.

Non-Diversification.  Small Cap Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Small Cap Fund.

Currency and Option Contracts and Other Derivatives.  Small Cap Fund's investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for Small Cap Fund to liquidate an open option contract.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Past Performance

The following bar chart and table provide some indication of the risks of investing in Small Cap Fund by showing changes in Small Cap Fund's performance over time. The tables also compare Small Cap Fund's performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests. Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares commenced operations on August 3, 1992, and January 6, 1993, respectively.

Calendar Year Total Returns - Ordinary Shares The bar chart below provides performance information for Small Cap Fund's Ordinary Shares.

Calendar year-to-date return of the Ordinary Shares of Small Cap Fund as of June 30, 2018 was 5.13%.
Best Quarter:	Q3 2009	17.75%
Worst Quarter:	Q4 2008	(33.47)%

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Total Returns - Pear Tree Polaris Small Cap Fund	1 Year	5 Years	10 Years
Ordinary Shares	6.42%	10.62%	4.40%
Ordinary Shares | After Taxes on Distributions	4.93%	9.30%	3.75%
Ordinary Shares | After Taxes on Distributions and Sales	4.85%	8.23%	3.39%
Institutional Shares	6.78%	10.91%	4.67%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	14.65%	14.12%	8.71%

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.